Pioneer Global High Yield Fund

Schedule of Investments | July 31, 2019

Ticker Symbols: Class A PGHYX Class C PGYCX Class Y GHYYX

Schedule of Investments | 7/31/19 (unaudited)

	Shares		Value
		UNAFFILIATED ISSUERS - 99.9%
		COMMON STOCKS - 0.5% of Net Assets
		Construction & Engineering - 0.0%†
	6,013,974(a)	Abengoa SA, Class B	$53,334
		Total Construction & Engineering	$53,334
		Household Durables - 0.0%†
	1,443,476(a)	Desarrolladora Homex SAB de CV	$6,335
		Total Household Durables	$6,335
		Oil, Gas & Consumable Fuels - 0.5%
	5,735,146^(a)	Ascent CNR Corp.	$860,272
	61,479	Frontera Energy Corp.	629,115
		Total Oil, Gas & Consumable Fuels	$1,489,387
		Paper & Forest Products - 0.0%†
	459,481	Emerald Plantation Holdings, Ltd.	$27,569
		Total Paper & Forest Products	$27,569
		TOTAL COMMON STOCKS
		(Cost $10,681,241)	$1,576,625
		CONVERTIBLE PREFERRED STOCKS - 0.7% of Net Assets
		Banks - 0.6%
	493(b)	Bank of America Corp., 7.25%	$698,798
	1,033(b)	Wells Fargo & Co., 7.5%	1,436,449
		Total Banks	$2,135,247
		TOTAL CONVERTIBLE PREFERRED STOCKS
		(Cost $1,906,714)	$2,135,247
	Principal Amount USD ($)		Value
		ASSET BACKED SECURITY - 0.1% of Net Assets
	450,000	InSite Issuer LLC, Series 2016-1A, Class C, 6.414%, 11/15/46 (144A)	$465,257
		TOTAL ASSET BACKED SECURITY
		(Cost $450,000)	$465,257
		COLLATERALIZED MORTGAGE OBLIGATIONS - 0.9% of Net Assets
	820,365(c)	Banc of America Commercial Mortgage Trust, Series 2007-4, Class H, 5.861%, 2/10/51 (144A)	$806,526
	78,770(c)	COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class C, 5.614%, 5/15/46	82,850
	400,000(c)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class D, 4.168%, 4/15/46	360,983
	1,250,000(c)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class D, 4.744%, 8/15/47 (144A)	1,210,592
	500,000(c)	Ready Capital Mortgage Trust, Series 2019-5, Class E, 5.59%, 2/25/52 (144A)	442,010
	100,000(c)	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class E, 5.23%, 6/15/44 (144A)	99,317
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $2,877,857)	$3,002,278
		CONVERTIBLE CORPORATE BONDS - 1.5% of Net Assets
		Airlines - 0.2%
	520,000	GOL Equity Finance SA, 3.75%, 7/15/24 (144A)	$671,393
		Total Airlines	$671,393
		Banks - 0.0%†
IDR	11,178,198,000^	PT Bakrie & Brothers Tbk, 0.0%, 12/22/22	$79,748
		Total Banks	$79,748
		Biotechnology - 0.6%
	353,000	Alder Biopharmaceuticals, Inc., 2.5%, 2/1/25	$309,679
	945,000	Insmed, Inc., 1.75%, 1/15/25	856,163
	807,000	Medicines Co., 2.75%, 7/15/23	799,996
		Total Biotechnology	$1,965,838
		Healthcare-Products - 0.2%
	618,000	Wright Medical Group, Inc., 1.625%, 6/15/23	$670,722
		Total Healthcare-Products	$670,722
		Media - 0.2%
	723,000	DISH Network Corp., 2.375%, 3/15/24	$642,783
		Total Media	$642,783
		Transportation - 0.3%
	875,000	Golar LNG, Ltd., 2.75%, 2/15/22	$802,867
		Total Transportation	$802,867
		TOTAL CONVERTIBLE CORPORATE BONDS
		(Cost $5,577,615)	$4,833,351
		CORPORATE BONDS - 73.9% of Net Assets
		Advertising - 0.6%
	2,340,000	MDC Partners, Inc., 6.5%, 5/1/24 (144A)	$2,111,850
		Total Advertising	$2,111,850
		Aerospace & Defense - 0.5%
	685,000	Bombardier, Inc., 7.5%, 3/15/25 (144A)	$696,559
	1,037,000	Bombardier, Inc., 7.875%, 4/15/27 (144A)	1,049,962
		Total Aerospace & Defense	$1,746,521
		Airlines - 1.0%
	515,723	Guanay Finance, Ltd., 6.0%, 12/15/20 (144A)	$523,459
	1,210,000	Latam Finance, Ltd., 6.875%, 4/11/24 (144A)	1,269,000
	1,385,000	Latam Finance, Ltd., 7.0%, 3/1/26 (144A)	1,466,369
		Total Airlines	$3,258,828
	Principal Amount USD ($)		Value
		Auto Parts & Equipment - 1.5%
	1,400,000	American Axle & Manufacturing, Inc., 6.25%, 3/15/26	$1,394,750
EUR	770,000	Garrett LX I S.a.r.l./Garrett Borrowing LLC, 5.125%, 10/15/26 (144A)	806,636
EUR	472,377(d)	IHO Verwaltungs GmbH, 3.875% (4.625% PIK 3.875% cash), 5/15/27 (144A)	521,617
EUR	925,000	Panther BF Aggregator 2 LP/Panther Finance Co., Inc., 4.375%, 5/15/26 (144A)	1,052,422
	1,256,000	Titan International, Inc., 6.5%, 11/30/23	1,095,860
		Total Auto Parts & Equipment	$4,871,285
		Banks - 4.2%
	1,150,000	Akbank TAS, 5.125%, 3/31/25	$1,067,343
	2,000,000(b)(c)	Alfa Bank AO Via Alfa Bond Issuance Plc, 8.0% (5 Year USD Swap Rate + 666 bps)	2,052,760
ARS	8,000,000(e)	Banco de la Ciudad de Buenos Aires, 53.961% (BADLARPP + 399 bps), 12/5/22	70,651
	1,026,000(b)(c)	Banco Mercantil del Norte SA, 6.75% (5 Year CMT Index + 497 bps) (144A)	1,023,435
	1,400,000(b)(c)	Barclays Plc, 7.75% (5 Year USD Swap Rate + 484 bps)	1,426,250
	759,000(b)(c)	Credit Suisse Group AG, 7.125% (5 Year USD Swap Rate + 511 bps)	803,591
	2,230,000	Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)	1,940,100
	1,565,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	1,365,463
	835,000(b)(c)	ING Groep NV, 6.5% (5 Year USD Swap Rate + 445 bps)	874,245
	950,000(b)(c)	Intesa Sanpaolo S.p.A., 7.7% (5 Year USD Swap Rate + 546 bps) (144A)	946,437
	1,122,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	1,082,730
	1,125,000	QNB Finansbank AS, 4.875%, 5/19/22 (144A)	1,102,410
	9,000(c)	Turkiye Vakiflar Bankasi TAO, 8.0% (5 Year USD Swap Rate + 585 bps), 11/1/27 (144A)	7,659
		Total Banks	$13,763,074
		Building Materials - 1.0%
	1,011,000	Builders FirstSource, Inc., 6.75%, 6/1/27 (144A)	$1,064,077
EUR	690,000	Cemex SAB de CV, 2.75%, 12/5/24 (144A)	791,671
EUR	954,000	Cemex SAB de CV, 3.125%, 3/19/26 (144A)	1,100,737
	323,000	Summit Material LLC/Summit Materials Finance Corp., 6.5%, 3/15/27 (144A)	341,573
		Total Building Materials	$3,298,058
		Chemicals - 3.9%
	1,275,000	Braskem Netherlands Finance BV, 4.5%, 1/10/28 (144A)	$1,287,368
	1,157,000	Hexion, Inc., 7.875%, 7/15/27 (144A)	1,145,430
EUR	1,920,000	INEOS Finance Plc, 2.875%, 5/1/26 (144A)	2,149,700
EUR	1,335,000	Kraton Polymers LLC/Kraton Polymers Capital Corp., 5.25%, 5/15/26 (144A)	1,513,804
	2,250,000	Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26 (144A)	2,126,250
	996,000	Olin Corp., 5.625%, 8/1/29	1,022,145
	1,218,000	Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 4/1/25 (144A)	1,154,055
	1,875,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.375%, 9/1/25 (144A)	1,774,219
	510,000	Tronox, Inc., 6.5%, 4/15/26 (144A)	488,376
		Total Chemicals	$12,661,347
		Coal - 0.2%
	670,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/25 (144A)	$664,104
		Total Coal	$664,104
		Commercial Services - 3.8%
EUR	1,355,000	Avis Budget Finance Plc, 4.75%, 1/30/26 (144A)	$1,589,924
	983,000	Cardtronics, Inc./Cardtronics USA, Inc., 5.5%, 5/1/25 (144A)	974,399
	917,000	Herc Holdings, Inc., 5.5%, 7/15/27 (144A)	918,146
	847,000	Hertz Corp., 7.125%, 8/1/26 (144A)	865,041
EUR	650,000	House of Finance NV, 4.375%, 7/15/26 (144A)	737,736
EUR	695,000	Intertrust Group BV, 3.375%, 11/15/25 (144A)	817,516
EUR	705,000	Loxam SAS, 6.0%, 4/15/25 (144A)	818,932
	560,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.25%, 4/15/24 (144A)	571,211
	590,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26 (144A)	615,075
	1,237,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (144A)	1,299,623
MXN	14,000,000	Red de Carreteras de Occidente SAPIB de CV, 9.0%, 6/10/28 (144A)	720,533
	1,430,000	Team Health Holdings, Inc., 6.375%, 2/1/25 (144A)	1,165,450
	315,000	United Rentals North America, Inc., 5.25%, 1/15/30	322,223
	979,000	Verscend Escrow Corp., 9.75%, 8/15/26 (144A)	1,043,643
		Total Commercial Services	$12,459,452
		Diversified Financial Services - 3.2%
	1,644,000	Banco BTG Pactual SA, 5.5%, 1/31/23 (144A)	$1,731,173
	2,615,000	Financiera Independencia SAB de CV SOFOM ENR, 8.0%, 7/19/24 (144A)	2,477,739
	3,470,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.5%, 6/1/22	3,452,650
	900,000	Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/22 (144A)	927,000
	1,966,000	Unifin Financiera SAB de CV SOFOM ENR, 8.375%, 1/27/28 (144A)	1,948,758
		Total Diversified Financial Services	$10,537,320
		Electric - 2.1%
	530,000(c)	AES Gener SA, 7.125% (5 Year USD Swap Rate + 464 bps), 3/26/79 (144A)	$572,400
	1,150,000	Cemig Geracao e Transmissao SA, 9.25%, 12/5/24 (144A)	1,335,150
	587,000	Clearway Energy Operating LLC, 5.75%, 10/15/25 (144A)	608,836
	425,000(b)(c)	Electricite de France SA, 5.25% (USD Swap Rate + 371 bps) (144A)	434,563
	1,120,000	Genneia SA, 8.75%, 1/20/22 (144A)	1,043,000
	1,350,000	Light Servicos de Eletricidade SA/Light Energia SA, 7.25%, 5/3/23 (144A)	1,447,875
	1,045,821	Stoneway Capital Corp., 10.0%, 3/1/27 (144A)	966,077
	370,000	Talen Energy Supply LLC, 6.625%, 1/15/28 (144A)	354,738
	200,000	Talen Energy Supply LLC, 7.25%, 5/15/27 (144A)	197,424
		Total Electric	$6,960,063
	Principal Amount USD ($)		Value
		Electrical Components & Equipment - 1.7%
EUR	1,505,000	Belden, Inc., 2.875%, 9/15/25 (144A)	$1,720,254
EUR	815,000	Belden, Inc., 3.375%, 7/15/27 (144A)	954,469
EUR	2,250,000	Belden, Inc., 3.875%, 3/15/28 (144A)	2,662,599
	104,000	Energizer Holdings, Inc., 6.375%, 7/15/26 (144A)	108,420
		Total Electrical Components & Equipment	$5,445,742
		Energy-Alternate Sources - 0.5%
	1,560,000	YPF Energia Electrica SA, 10.0%, 7/25/26 (144A)	$1,556,100
		Total Energy-Alternate Sources	$1,556,100
		Engineering & Construction - 0.4%
EUR	1,200,000	Novafives SAS, 5.0%, 6/15/25 (144A)	$1,250,444
		Total Engineering & Construction	$1,250,444
		Entertainment - 3.9%
GBP	900,000	AMC Entertainment Holdings, Inc., 6.375%, 11/15/24	$1,063,966
	1,296,000	Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/25 (144A)	1,293,149
EUR	1,175,000	Cirsa Finance International S.a.r.l., 6.25%, 12/20/23 (144A)	1,401,073
EUR	1,720,000	Codere Finance 2 Luxembourg SA, 6.75%, 11/1/21 (144A)	1,930,540
	1,330,000	Codere Finance 2 Luxembourg SA, 7.625%, 11/1/21 (144A)	1,323,839
	1,373,000	Enterprise Development Authority, 12.0%, 7/15/24 (144A)	1,527,463
EUR	1,124,000	Scientific Games International, Inc., 3.375%, 2/15/26 (144A)	1,263,746
EUR	1,312,000	Scientific Games International, Inc., 5.5%, 2/15/26 (144A)	1,432,543
	506,000	Scientific Games International, Inc., 8.25%, 3/15/26 (144A)	541,562
	809,000	Scientific Games International, Inc., 10.0%, 12/1/22	843,399
		Total Entertainment	$12,621,280
		Environmental Control - 1.0%
	957,000	Covanta Holding Corp., 6.0%, 1/1/27	$988,102
	945,000	GFL Environmental, Inc., 8.5%, 5/1/27 (144A)	1,034,775
	1,081,000	Tervita Corp., 7.625%, 12/1/21 (144A)	1,102,620
		Total Environmental Control	$3,125,497
		Food - 4.0%
	754,000	Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson's LLC, 5.75%, 3/15/25	$769,080
	266,000	Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson's LLC, 7.5%, 3/15/26 (144A)	293,099
	1,285,000	C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)	1,285,000
	860,000	FAGE International SA/FAGE USA Dairy Industry, Inc., 5.625%, 8/15/26 (144A)	748,200
	2,100,000	JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 2/15/28 (144A)	2,263,800
	620,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.5%, 1/15/30 (144A)	620,000
	505,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.5%, 4/15/29 (144A)	542,244
	3,591,000	Minerva Luxembourg SA, 5.875%, 1/19/28 (144A)	3,510,562
	660,000	Minerva Luxembourg SA, 6.5%, 9/20/26 (144A)	672,375
	1,250,000	Nova Austral SA, 8.25%, 5/26/21 (144A)	934,375
	713,000	Pilgrim's Pride Corp., 5.875%, 9/30/27 (144A)	748,650
	555,000	Simmons Foods, Inc., 5.75%, 11/1/24 (144A)	507,825
		Total Food	$12,895,210
		Forest Products & Paper - 0.5%
	1,659,000	Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26 (144A)	$1,696,327
		Total Forest Products & Paper	$1,696,327
		Healthcare-Services - 2.3%
	1,940,000	BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/27 (144A)	$1,916,138
	495,000	CHS/Community Health Systems, Inc., 6.25%, 3/31/23	473,963
	488,000	HCA, Inc., 5.625%, 9/1/28	538,118
	324,000	HCA, Inc., 5.875%, 2/1/29	361,665
	1,887,000	Rede D'or Finance S.a.r.l., 4.95%, 1/17/28 (144A)	1,887,377
	1,584,000	Surgery Centre Holdings, Inc., 10.0%, 4/15/27 (144A)	1,564,200
	755,000	WellCare Health Plans, Inc., 5.25%, 4/1/25	783,471
		Total Healthcare-Services	$7,524,932
		Holding Companies-Diversfied - 0.5%
	1,680,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 10.5%, 6/1/24 (144A)	$1,663,200
		Total Holding Companies-Diversfied	$1,663,200
		Home Builders - 2.1%
	750,000	Beazer Homes USA, Inc., 5.875%, 10/15/27	$686,250
	1,984,000	Beazer Homes USA, Inc., 6.75%, 3/15/25	1,964,160
	637,000	KB Home, 6.875%, 6/15/27	696,719
	759,000	Lennar Corp., 4.75%, 11/15/22	785,656
	810,000	Lennar Corp., 4.75%, 11/29/27	850,500
	870,000	Meritage Homes Corp., 6.0%, 6/1/25	946,125
	817,000	Taylor Morrison Communities, Inc., 5.875%, 6/15/27 (144A)	853,765
		Total Home Builders	$6,783,175
		Home Furnishings - 0.5%
EUR	1,485,000	International Design Group S.p.A., 6.5%, 11/15/25 (144A)	$1,668,832
		Total Home Furnishings	$1,668,832
		Household Products & Wares - 0.4%
EUR	1,400,000	Diamond BC BV, 5.625%, 8/15/25 (144A)	$1,210,127
		Total Household Products & Wares	$1,210,127
		Insurance - 0.4%
GBP	585,000	Galaxy Bidco, Ltd., 6.5%, 7/31/26 (144A)	$695,612
EUR	390,000(c)	Liberty Mutual Group, Inc., 3.625% (5 Year EUR Swap Rate + 370 bps), 5/23/59 (144A)	452,252
		Total Insurance	$1,147,864
	Principal Amount USD ($)		Value
		Internet - 1.2%
EUR	1,940,000	eDreams ODIGEO SA, 5.5%, 9/1/23 (144A)	$2,266,947
EUR	1,250,000	Netflix, Inc., 3.875%, 11/15/29 (144A)	1,485,535
		Total Internet	$3,752,482
		Iron & Steel - 1.3%
	770,000	Commercial Metals Co., 5.375%, 7/15/27	$773,850
	758,000	Commercial Metals Co., 5.75%, 4/15/26	780,740
	2,598,000	Metinvest BV, 7.75%, 4/23/23 (144A)	2,716,209
		Total Iron & Steel	$4,270,799
		Leisure Time - 0.6%
	2,027,000	Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)	$2,097,945
		Total Leisure Time	$2,097,945
		Lodging - 0.7%
	1,315,000	Grupo Posadas SAB de CV, 7.875%, 6/30/22 (144A)	$1,329,794
	883,000	MGM Resorts International, 5.5%, 4/15/27	936,236
		Total Lodging	$2,266,030
		Machinery-Diversified - 0.9%
EUR	2,542,000	Platin 1426 GmbH, 5.375%, 6/15/23 (144A)	$2,843,859
		Total Machinery-Diversified	$2,843,859
		Media - 1.7%
	600,000	Altice Finco SA, 8.125%, 1/15/24 (144A)	$619,500
	663,000	Altice Luxembourg SA, 10.5%, 5/15/27 (144A)	701,951
	1,400,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27 (144A)	1,443,750
	441,000	Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24 (144A)	478,485
	575,000	CSC Holdings LLC, 5.5%, 4/15/27 (144A)	602,313
	393,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 5.375%, 8/15/26 (144A)	399,386
	1,307,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	1,335,591
		Total Media	$5,580,976
		Mining - 1.5%
	745,000	Coeur Mining, Inc., 5.875%, 6/1/24	$727,306
	705,000	First Quantum Minerals, Ltd., 6.875%, 3/1/26 (144A)	666,225
	931,000	Hudbay Minerals, Inc., 7.25%, 1/15/23 (144A)	957,766
	900,000	Novelis Corp., 5.875%, 9/30/26 (144A)	932,625
	375,000	Rusal Capital, DAC, 4.85%, 2/1/23 (144A)	378,105
	1,126,000	Rusal Capital, DAC, 5.125%, 2/2/22 (144A)	1,142,935
		Total Mining	$4,804,962
		Miscellaneous Manufacturers - 0.8%
	1,725,000	Amsted Industries, Inc., 5.375%, 9/15/24 (144A)	$1,768,125
	951,000	EnPro Industries, Inc., 5.75%, 10/15/26	981,907
		Total Miscellaneous Manufacturers	$2,750,032
		Oil & Gas - 7.0%
	714,000	Centennial Resource Production LLC, 6.875%, 4/1/27 (144A)	$696,150
	1,144,000	Ensign Drilling, Inc., 9.25%, 4/15/24 (144A)	1,118,260
	132,105(e)	EP PetroEcuador via Noble Sovereign Funding I, Ltd., 7.979% (3 Month USD LIBOR + 563 bps), 9/24/19	132,436
	880,000	Great Western Petroleum LLC/Great Western Finance Corp., 9.0%, 9/30/21 (144A)	761,200
	1,055,000	Gulfport Energy Corp., 6.0%, 10/15/24	812,244
	1,040,000	Hilcorp Energy I LP/Hilcorp Finance Co., 5.0%, 12/1/24 (144A)	995,800
	901,000	Indigo Natural Resources LLC, 6.875%, 2/15/26 (144A)	759,092
	645,000	Medco Oak Tree Pte, Ltd., 7.375%, 5/14/26 (144A)	650,694
	175,000	MEG Energy Corp., 7.0%, 3/31/24 (144A)	167,086
	1,135,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	1,143,512
	965,000	Nostrum Oil & Gas Finance BV, 7.0%, 2/16/25 (144A)	579,000
	765,000	Nostrum Oil & Gas Finance BV, 8.0%, 7/25/22 (144A)	474,155
	1,434,000	Oasis Petroleum, Inc., 6.875%, 3/15/22	1,427,332
	465,000	Parkland Fuel Corp., 5.875%, 7/15/27 (144A)	478,369
	960,000	Parsley Energy LLC/Parsley Finance Corp., 5.375%, 1/15/25 (144A)	972,058
	415,000	PBF Holding Co. LLC/PBF Finance Corp., 7.0%, 11/15/23	430,687
	1,873,000	SEPLAT Petroleum Development Co. Plc, 9.25%, 4/1/23 (144A)	1,994,745
	2,070,000	Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25 (144A)	1,904,400
	150,000	SM Energy Co., 6.125%, 11/15/22	146,625
	945,000	SM Energy Co., 6.75%, 9/15/26	850,500
	335,000	Transocean Sentry, Ltd., 5.375%, 5/15/23 (144A)	335,838
	1,590,000	Transocean, Inc., 7.25%, 11/1/25 (144A)	1,494,600
	1,100,000	Trinidad Petroleum Holdings, Ltd., 9.75%, 8/14/19 (144A)	1,100,000
	3,425,000	YPF SA, 6.95%, 7/21/27 (144A)	3,091,063
ARS	22,125,000	YPF SA, 16.5%, 5/9/22 (144A)	305,598
		Total Oil & Gas	$22,821,444
		Oil & Gas Services - 1.2%
	1,000,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.0%, 10/1/22	$1,013,750
	730,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27 (144A)	768,325
	788,000	Exterran Energy Solutions LP/EES Finance Corp., 8.125%, 5/1/25	799,820
	778,000	FTS International, Inc., 6.25%, 5/1/22	692,420
	505,000	SESI LLC, 7.75%, 9/15/24	303,000
	573,000	USA Compression Partners LP/USA Compression Finance Corp., 6.875%, 9/1/27 (144A)	595,868
		Total Oil & Gas Services	$4,173,183
	Principal Amount USD ($)		Value
		Packaging & Containers - 0.5%
EUR	700,000(d)	ARD Finance SA, 6.625% (7.375% PIK 6.625% cash), 9/15/23	$803,144
EUR	392,000	Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 2.125%, 8/15/26 (144A)	437,311
EUR	410,000	Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 6.75%, 5/15/24 (144A)	480,749
		Total Packaging & Containers	$1,721,204
		Pharmaceuticals - 2.9%
	370,000	Bausch Health Americas, Inc., 8.5%, 1/31/27 (144A)	$407,500
EUR	2,975,000	Bausch Health Cos., Inc., 4.5%, 5/15/23	3,334,214
	212,000	Bausch Health Cos., Inc., 5.875%, 5/15/23 (144A)	213,526
	755,000	Bausch Health Cos., Inc., 7.0%, 3/15/24 (144A)	796,525
	1,033,000	Horizon Pharma USA, Inc., 5.5%, 8/1/27 (144A)	1,059,982
	354,000	Horizon Pharma USA, Inc., 6.625%, 5/1/23	365,824
	318,000	Par Pharmaceutical, Inc., 7.5%, 4/1/27 (144A)	288,585
EUR	1,315,000	Rossini S.a.r.l., 6.75%, 10/30/25 (144A)	1,574,199
EUR	1,820,000	Teva Pharmaceutical Finance Netherlands II BV, 1.625%, 10/15/28	1,464,027
		Total Pharmaceuticals	$9,504,382
		Pipelines - 3.1%
	1,600,000	American Midstream Partners LP/American Midstream Finance Corp., 9.5%, 12/15/21 (144A)	$1,552,000
	658,000	Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	716,332
	1,033,000	DCP Midstream Operating LP, 5.6%, 4/1/44	960,690
	1,500,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 5/15/25	1,503,750
	1,110,000	Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/26	1,094,737
	1,395,000	Genesis Energy LP/Genesis Energy Finance Corp., 6.5%, 10/1/25	1,384,537
	1,518,000	Global Partners LP/GLP Finance Corp., 7.0%, 6/15/23	1,555,950
	327,000	Global Partners LP/GLP Finance Corp., 7.0%, 8/1/27 (144A)	327,817
	850,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.25%, 11/15/23	850,808
		Total Pipelines	$9,946,621
		REITS - 1.3%
EUR	1,140,000	Equinix, Inc., 2.875%, 2/1/26	$1,319,036
	1,066,000	MPT Operating Partnership LP/MPT Finance Corp., 4.625%, 8/1/29	1,079,645
	1,970,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.0%, 4/15/23 (144A)	1,878,887
		Total REITS	$4,277,568
		Retail - 1.4%
	970,000	AAG FH LP/AAG FH Finco, Inc., 9.75%, 7/15/24 (144A)	$899,675
	995,000	Golden Nugget, Inc., 8.75%, 10/1/25 (144A)	1,042,262
	525,000	JC Penney Corp., Inc., 5.875%, 7/1/23 (144A)	438,047
	2,225,000	Michaels Stores, Inc., 8.0%, 7/15/27 (144A)	2,152,687
		Total Retail	$4,532,671
		Software - 0.6%
EUR	606,000	IQVIA, Inc., 2.25%, 1/15/28 (144A)	$671,781
	341,000	Rackspace Hosting, Inc., 8.625%, 11/15/24 (144A)	312,015
	961,000	SS&C Technologies, Inc., 5.5%, 9/30/27 (144A)	999,440
		Total Software	$1,983,236
		Telecommunications - 5.0%
	1,047,000	Altice France SA, 8.125%, 2/1/27 (144A)	$1,139,921
	1,267,000	CenturyLink, Inc., 5.625%, 4/1/25	1,283,471
	2,820,000	Digicel, Ltd., 6.0%, 4/15/21 (144A)	1,938,750
	3,875,000	Frontier Communications Corp., 8.75%, 4/15/22	2,344,375
	775,000	Frontier Communications Corp., 11.0%, 9/15/25	450,469
	1,233,000	Millicom International Cellular SA, 6.25%, 3/25/29 (144A)	1,330,715
	1,540,000	MTN Mauritius Investments, Ltd., 5.373%, 2/13/22 (144A)	1,591,221
	3,235,000	Sprint Corp., 7.25%, 9/15/21	3,473,581
	860,000	Sprint Corp., 7.625%, 3/1/26	961,076
	1,605,000(f)	Windstream Services LLC/Windstream Finance Corp., 8.625%, 10/31/25 (144A)	1,633,087
		Total Telecommunications	$16,146,666
		Transportation - 1.7%
	1,000,000(e)	Golar LNG Partners LP, 8.768% (3 Month USD LIBOR + 625 bps), 5/18/21 (144A)	$1,010,000
	2,645,000	Hidrovias International Finance S.a.r.l., 5.95%, 1/24/25 (144A)	2,717,764
	10,397(f)	Inversiones Alsacia SA, 8.0%, 12/31/18 (144A)	299
	1,725,000	Navios South American Logistics, Inc./Navios Logistics Finance US, Inc., 7.25%, 5/1/22 (144A)	1,695,330
		Total Transportation	$5,423,393
		Water - 0.3%
	850,000	Aegea Finance S.a.r.l., 5.75%, 10/10/24 (144A)	$882,946
		Total Water	$882,946
		TOTAL CORPORATE BONDS
		(Cost $245,516,417)	$240,701,031
		FOREIGN GOVERNMENT BONDS - 8.8% of Net Assets
		Angola - 0.4%
	1,132,000	Angolan Government International Bond, 8.25%, 5/9/28 (144A)	$1,203,513
		Total Angola	$1,203,513
		Argentina - 2.3%
	875,000	Argentine Republic Government International Bond, 6.875%, 1/26/27	$724,062
	1,850,000	Argentine Republic Government International Bond, 7.5%, 4/22/26	1,581,750
	2,000,000	Ciudad Autonoma De Buenos Aires, 7.5%, 6/1/27 (144A)	1,847,200
	459,796	Province of Salta Argentina, 9.5%, 3/16/22 (144A)	451,520
	1,840,000	Provincia de Entre Rios Argentina, 8.75%, 2/8/25 (144A)	1,421,400
	Principal Amount USD ($)		Value
		Argentina - (continued)
	1,665,000	Provincia del Chubut Argentina, 7.75%, 7/26/26 (144A)	$1,429,819
		Total Argentina	$7,455,751
		Bahrain - 0.3%
	780,000	Bahrain Government International Bond, 7.0%, 10/12/28 (144A)	$881,400
		Total Bahrain	$881,400
		Cote D'Ivoire - 0.3%
EUR	725,000	Ivory Coast Government International Bond, 5.125%, 6/15/25 (144A)	$854,492
		Total Cote D'Ivoire	$854,492
		Dominican Republic - 0.3%
DOP	57,750,000	Dominican Republic International Bond, 8.9%, 2/15/23 (144A)	$1,141,404
		Total Dominican Republic	$1,141,404
		Egypt - 1.5%
EUR	1,100,000	Egypt Government International Bond, 4.75%, 4/11/25 (144A)	$1,273,449
	1,658,000	Egypt Government International Bond, 7.6%, 3/1/29 (144A)	1,775,088
EGP	28,275,000(g)	Egypt Treasury Bills, 2/4/20	1,567,139
EGP	7,675,000(g)	Egypt Treasury Bills, 3/3/20	420,045
		Total Egypt	$5,035,721
		Oman - 0.4%
	1,010,000	Oman Government International Bond, 5.375%, 3/8/27 (144A)	$987,558
	304,000	Oman Government International Bond, 6.0%, 8/1/29 (144A)	303,240
		Total Oman	$1,290,798
		Sri Lanka - 0.7%
	1,760,000	Sri Lanka Government International Bond, 7.55%, 3/28/30 (144A)	$1,790,704
	575,000	Sri Lanka Government International Bond, 7.85%, 3/14/29 (144A)	597,248
		Total Sri Lanka	$2,387,952
		Tunisia - 0.5%
EUR	1,397,000	Banque Centrale de Tunisie International Bond, 6.375%, 7/15/26 (144A)	$1,549,140
		Total Tunisia	$1,549,140
		Turkey - 1.1%
	2,550,000	Turkey Government International Bond, 3.25%, 3/23/23	$2,355,970
EUR	1,005,000	Turkey Government International Bond, 4.625%, 3/31/25	1,153,788
		Total Turkey	$3,509,758
		Ukraine - 0.4%
	1,175,000	Ukraine Government International Bond, 8.994%, 2/1/24 (144A)	$1,303,728
		Total Ukraine	$1,303,728
		Uruguay - 0.6%
UYU	38,800,000	Uruguay Government International Bond, 8.5%, 3/15/28 (144A)	$1,020,993
UYU	37,635,000	Uruguay Government International Bond, 9.875%, 6/20/22 (144A)	1,111,458
		Total Uruguay	$2,132,451
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $29,705,375)	$28,746,108
		INSURANCE-LINKED SECURITIES - 4.0% of Net Assets(h)
		Catastrophe Linked Bonds - 1.3%
		Earthquakes - California - 0.3%
	250,000(e)	Ursa Re, 7.409% (3 Month U.S. Treasury Bill + 537 bps), 12/10/20 (144A)	$247,050
	600,000(e)	Ursa Re, 8.039% (3 Month U.S. Treasury Bill + 600 bps), 5/27/20 (144A)	593,400
			$840,450
		Earthquakes - Mexico - 0.1%
	250,000(e)	International Bank for Reconstruction & Development, 10.568% (3 Month USD LIBOR + 825 bps), 2/14/20 (144A)	$248,025
		Earthquakes - Peru - 0.1%
	250,000(e)	International Bank for Reconstruction & Development, 8.318% (3 Month USD LIBOR + 600 bps), 2/15/21 (144A)	$244,925
		Multiperil - U.S. - 0.5%
	500,000(e)	Caelus Re V, 2.062% (1 Month U.S. Treasury Bill + 1 bps), 6/5/20 (144A)	$50
	250,000(e)	Caelus Re V, 9.877% (3 Month U.S. Treasury Bill + 782 bps), 6/7/21 (144A)	195,000
	500,000(e)	Kilimanjaro II Re, 11.403% (6 Month USD LIBOR + 1,061 bps), 4/20/21 (144A)	483,850
	400,000(e)	Northshore Re II 2017 A, 9.576% (3 Month U.S. Treasury Bill + 753 bps), 7/6/20 (144A)	397,120
	500,000(e)	Residential Reinsurance 2016, 7.474% (3 Month U.S. Treasury Bill + 543 bps), 12/6/20 (144A)	482,850
	250,000(e)	Tailwind Re, 12.634% (3 Month U.S. Treasury Bill + 1,059 bps), 1/8/22 (144A)	247,250
			$1,806,120
		Multiperil - Worldwide - 0.3%
	300,000(e)	Galilei Re, 7.461% (6 Month USD LIBOR + 560 bps), 1/8/20 (144A)	$298,830
	300,000(e)	Galilei Re, 8.641% (6 Month USD LIBOR + 678 bps), 1/8/20 (144A)	296,490
	300,000(e)	Galilei Re, 8.661% (6 Month USD LIBOR + 678 bps), 1/8/21 (144A)	297,600
	250,000(e)	Galilei Re, 10.491% (6 Month USD LIBOR + 863 bps), 1/8/20 (144A)	246,625
			$1,139,545
		Pandemic - Worldwide - 0.0%†
	250,000(e)	International Bank for Reconstruction & Development, 13.313% (6 Month USD LIBOR + 1,150 bps), 7/15/20 (144A)	$67,500
		Total Catastrophe Linked Bonds	$4,346,565
	Face Amount USD ($)		Value
		Collateralized Reinsurance - 0.7%
		Multiperil - U.S. - 0.1%
	250,000+(a)	Dingle Re 2019, 2/1/20	$236,065
	300,000+(a)(i)	Kingsbarns Re 2017, 5/19/20	300
			$236,365
		Multiperil - Worldwide - 0.5%
	600,000+(a)(i)	Cypress Re 2017, 1/10/20	$10,920
	462,359+(a)(i)	Dartmouth Re 2018, 1/15/20	249,859
	115,581+(a)(i)	Dartmouth Re 2019, 1/31/20	99,433
	389,876+(a)(i)	Gloucester Re 2018, 1/15/20	169,596
	150,000+(a)	Gloucester Re 2019, 1/31/20	144,003
	368,836+(i)	Kilarney Re 2018, 4/15/20	186,189
	12,000+(i)	Limestone Re, 8/31/21	29,413
	12,000+(i)	Limestone Re 2016-1, 8/31/21	29,413
	250,000+(i)	Merion Re 2018, 12/31/21	15,875
	259,644+(a)(i)	Merion Re 2019-1, 12/31/22	233,287
	277,770+(a)(i)	Oyster Bay Re 2018, 1/15/20	252,104
	250,000+(i)	Resilience Re, 4/6/20	2,000
	400,000+(a)(i)	Resilience Re, 4/6/20	40
	283,700+(a)(i)	Seminole Re 2018, 1/15/20	117,026
	71,428+(a)(i)	Seminole Re 2019, 1/31/20	64,287
	276,582+(a)(i)	Walton Health Re 2018, 6/15/20	138,291
			$1,741,736
		Windstorm - Florida - 0.1%
	250,000+(i)	Formby Re 2018, 8/31/19	$79,216
	86,906+(a)(i)	Formby Re 2018-2, 9/30/19	713
	300,000+(a)(i)	Portrush Re 2017, 6/15/20	198,870
			$278,799
		Windstorm - U.S. Regional - 0.0%†
	250,000+(a)(i)	Oakmont Re 2017, 4/15/20	$7,350
		Total Collateralized Reinsurance	$2,264,250
		Industry Loss Warranties - 0.2%
		Multiperil - U.S. - 0.2%
	500,000+(a)(i)	Cypress Re 2019, 1/31/20	$477,640
		Total Industry Loss Warranties	$477,640
		Reinsurance Sidecars - 1.8%
		Multiperil - U.S. - 0.4%
	3,900,000+(a)(i)	Carnoustie Re 2015, 7/31/20	$12,480
	2,600,000+(a)(i)	Carnoustie Re 2016, 11/30/20	70,200
	800,000+(a)(i)	Carnoustie Re 2017, 11/30/21	203,360
	250,000+(a)(i)	Carnoustie Re 2018, 12/31/21	24,950
	1,000,000+(a)(j)	Harambee Re 2018, 12/31/21	166,000
	695,349+(a)(j)	Harambee Re 2019, 12/31/22	714,541
	1,300,000+(a)(i)	Prestwick Re 2015-1, 7/31/20	22,100
			$1,213,631
		Multiperil - Worldwide - 1.4%
	250,000+(a)(i)	Alturas Re 2019-2, 3/10/22	$256,000
	1,300,000+(a)(i)	Arlington Re 2015, 2/1/20	63,180
	490,000+(a)(i)	Bantry Re 2016, 3/30/20	39,494
	300,000+(a)(i)	Bantry Re 2017, 3/31/20	95,130
	250,000+(a)(i)	Bantry Re 2018, 12/31/21	15,350
	250,000+(a)(i)	Bantry Re 2019, 12/31/22	256,843
	1,422,258+(a)(i)	Berwick Re 2018-1, 12/31/21	227,135
	600,000+(a)(i)	Berwick Re 2019-1, 12/31/22	625,342
	250,000+(a)(j)	Blue Lotus Re 2018, 12/31/21	269,850
	22,500+(a)(i)	Eden Re II, 3/22/22 (144A)	47,881
	12,500+(a)(i)	Eden Re II, 3/22/22 (144A)	29,789
	1,600,000+(i)	Gleneagles Re 2016, 11/30/20	49,920
	250,000+(a)(i)	Gleneagles Re 2018, 12/31/21	29,575
	8,000+(a)(i)	Limestone Re, 3/1/22	30,178
	450,000+(a)(j)	Lorenz Re 2017, 3/31/20	7,695
	450,000+(a)(j)	Lorenz Re 2018, 7/1/21	92,745
	231,508+(a)(j)	Lorenz Re 2019, 6/30/22	235,722
	600,000+(a)(i)	Merion Re 2018-2, 12/31/21	611,816
	3,900,000+(i)	Pangaea Re 2015-1, 2/1/20	5,070
	3,500,000+(i)	Pangaea Re 2016-1, 11/30/20	11,550
	1,000,000+(i)	Pangaea Re 2016-2, 11/30/20	3,600
	300,000+(a)(i)	Pangaea Re 2018-1, 12/31/21	17,640
	300,000+(a)(i)	Pangaea Re 2018-3, 7/1/22	14,880
	245,774+(a)(i)	Pangaea Re 2019-1, 2/1/23	252,336
	220,594+(a)	Pangaea Re 2019-3, 7/1/23	226,484
	500,000+(a)(i)	St. Andrews Re 2017-1, 2/1/20	33,900
	521,395+(a)(i)	St. Andrews Re 2017-4, 6/1/20	51,305
	250,000+(a)(j)	Thopas Re 2018, 12/31/21	25,300
	250,000+(a)(j)	Thopas Re 2019, 12/31/22	263,925
	600,000+(a)(i)	Versutus Re 2017, 11/30/21	4,620
	Face Amount USD ($)		Value
		Multiperil - Worldwide - (continued)
	300,000+(a)(i)	Versutus Re 2018, 12/31/21	$840
	264,763+(a)(i)	Versutus Re 2019-A, 12/31/21	278,054
	35,236+(a)(i)	Versutus Re 2019-B, 12/31/21	37,005
	250,000+(a)(j)	Viribus Re 2018, 12/31/21	59,600
	106,153+(a)(j)	Viribus Re 2019, 12/31/22	115,059
	253,645+(a)(i)	Woburn Re 2018, 12/31/21	107,799
	244,914+(a)(i)	Woburn Re 2019, 12/31/22	255,986
			$4,748,598
		Total Reinsurance Sidecars	$5,962,229
		TOTAL INSURANCE-LINKED SECURITIES
		(Cost $14,168,117)	$13,050,684
	Principal Amount USD ($)		Value
		SENIOR SECURED FLOATING RATE LOAN INTERESTS - 3.0% of Net Assets*(e)
		Automobile - 0.0%†
	969	Allison Transmission, Inc., Initial Term Loan, 4.261% (LIBOR + 200 bps), 3/29/26	$976
		Total Automobile	$976
		Healthcare, Education & Childcare - 0.6%
	842,188	Alliance HealthCare Services, Inc., First Lien Initial Term Loan, 6.734% (LIBOR + 450 bps), 10/24/23	$803,236
	1,167,639	Regionalcare Hospital Partners Holdings, Inc., First Lien Term B Loan, 6.769% (LIBOR + 450 bps), 11/16/25	1,174,755
		Total Healthcare, Education & Childcare	$1,977,991
		Media - 0.3%
	825,000(k)	Diamond Sports Group LLC, Term Loan, 7/17/26	$827,315
		Total Media	$827,315
		Metals & Mining - 0.4%
	1,386,000	Aleris International, Inc., Initial Term Loan, 6.984% (LIBOR + 475 bps), 2/27/23	$1,391,198
		Total Metals & Mining	$1,391,198
		Personal, Food & Miscellaneous Services - 0.7%
	2,513,600	Revlon Consumer Products Corp., Initial Term B Loan, 6.022% (LIBOR + 350 bps), 9/7/23	$2,130,276
		Total Personal, Food & Miscellaneous Services	$2,130,276
		Retail - 0.3%
	1,185,338	Neiman Marcus Group, Ltd. LLC, Cash Pay Extended Term Loan, 8.38% (LIBOR + 600 bps), 10/25/23	$1,019,687
		Total Retail	$1,019,687
		Telecommunications - 0.5%
	1,660,000	Commscope, Inc., Initial Term Loan, 5.484% (LIBOR + 325 bps), 4/6/26	$1,664,919
		Total Telecommunications	$1,664,919
		Transportation - 0.1%
	299,160	DynCorp International, Inc., Term Loan B2, 8.31% (LIBOR + 600 bps), 7/7/20	$298,787
		Total Transportation	$298,787
		Utilities - 0.1%
	474,156	Vistra Operations Co. LLC (fka Tex Operations Co. LLC), Initial Term Loan, 4.234% (LIBOR + 200 bps), 8/4/23	$475,439
		Total Utilities	$475,439
		TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
		(Cost $10,134,355)	$9,786,588
		SUPRANATIONAL BOND - 0.3% of Net Assets
IDR	11,423,400,000	International Bank for Reconstruction & Development, 7.45%, 8/20/21	$827,111
		TOTAL SUPRANATIONAL BOND
		(Cost $815,262)	$827,111
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.5% of Net Assets
	4,000,000(g)	U.S. Treasury Bills, 8/6/19	$3,998,884
	9,000,000(g)	U.S. Treasury Bills, 8/20/19	8,990,361
	5,000,000(g)	U.S. Treasury Bills, 8/27/19	4,992,906
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $17,981,485)	$17,982,151
	Shares		Value
		RIGHTS/WARRANTS - 0.0%† of Net Assets
		Metals & Mining - 0.0%†
	318,254(l)	ANR, Inc.	$3,501
		Total Metals & Mining	$3,501
		Oil, Gas & Consumable Fuels - 0.0%†
	61(a)(m)	Contura Energy, Inc.	$549
	7,597^(a)(n)	Midstates Petroleum Co., Inc.	–
		Total Oil, Gas & Consumable Fuels	$549
		TOTAL RIGHTS/WARRANTS
		(Cost $36,834)	$4,050

Number of Contracts	Description	Counterparty		Notional		Strike Price	Expiration Date	Value
	OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED - 0.0%
297,012^(o)	Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp.	MXN	–	MXN	–(q)	10/23/22	$–
297,012^(p)	Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp.	MXN	–	MXN	–(q)	10/23/22	–
								$–
	TOTAL OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED
	(Premiums paid $0)							$–
	OVER THE COUNTER (OTC) CURRENCY PUT OPTIONS PURCHASED - 0.1%
3,900,000	Put EUR Call USD	Bank of America NA	EUR	58,449	EUR	1.15	9/23/19	$145,948
5,925,000	Put EUR Call USD	Bank of America NA	EUR	81,546	EUR	1.13	1/9/20	117,241
10,940,000	Put EUR Call USD	Bank of America NA	EUR	116,141	EUR	1.10	4/29/20	110,313
								$373,502
	TOTAL OVER THE COUNTER (OTC) CURRENCY PUT OPTIONS PURCHASED
	(Premiums paid $256,136)							$373,502
	TOTAL OPTIONS PURCHASED
	(Premiums paid $256,136)							$373,502

Principal Amount USD ($)								Value
	TEMPORARY CASH INVESTMENTS - 0.6% of Net Assets
	REPURCHASE AGREEMENTS - 0.6%
1,000,000	2.53%, $1,000,000 ScotiaBank, 2.53%, dated 7/31/19 plus accrued interest on 8/1/19 collateralized by the following: $923 Federal National Mortgage Association, 3.5%, 4/1/47 $1,019,246 U.S. Treasury Notes, 2.5%, 1/15/22							$1,000,000
1,000,000	2.54%, $1,000,000 Royal Bank of Canada, 2.54%, dated 7/31/19 plus accrued interest on 8/1/19 collateralized by the following: $1,018,471 Federal National Mortgage Association, 3.5% - 4.0%, 8/1/47 - 7/1/48 $1,602 Government National Mortgage Association, 4.0%, 6/20/49							1,000,000
								$2,000,000
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $2,000,000)							$2,000,000
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.9%
	(Cost $342,107,408)							$325,483,983
Number of Contracts	Description	Counterparty		Notional		Strike Price	Expiration Date	Value

	OVER THE COUNTER (OTC) CURRENCY CALL OPTIONS WRITTEN - (0.0)%†
(3,900,000)	Call EUR Put USD	Bank of America NA	EUR	58,449	EUR	1.26	9/23/19	$–
(5,925,000)	Put USD Call EUR	Bank of America NA	EUR	81,546	EUR	1.25	1/9/20	(1,203)
(10,940,000)	Put USD Call EUR	Bank of America NA	EUR	116,141	EUR	1.21	4/29/20	(40,246)
								$(41,449)
	TOTAL OVER THE COUNTER (OTC) CURRENCY CALL OPTIONS WRITTEN
	(Premiums received $(256,136))							$(41,449)
	OTHER ASSETS AND LIABILITIES - 0.1%							$500,998
	NET ASSETS - 100.0%							$325,943,532

BADLARPP	Argentine Deposit Rate Badlar Private Banks 30-35 Days.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2019, the value of these securities amounted to $208,675,554, or 64.0% of net assets.

c
†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at July 31, 2019.

+	Security that used significant unobservable inputs to determine its value.
^	Security is valued using fair value methods (other than supplied by independent pricing services).
(a)	Non-income producing security.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread is shown at July 31, 2019.
(d)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(e)	Floating rate note. Coupon rate, reference index and spread shown at July 31, 2019.
(f)	Security is in default.
(g)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(h)	Securities are restricted as to resale.
(i)	Issued as participation notes.
(j)	Issued as preference shares.
(k)	This term loan will settle after July 31, 2019, at which time the interest rate will be determined.
(l)	ANR, Inc. warrants are exercisable into 318,254 shares.
(m)	Contura Energy, Inc. warrants are exercisable into 61 shares.
(n)	Midstates Petroleum Co., Inc. warrants are exercisable into 7,597 shares.
(o)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 12.5 Billion.
(p)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 15.0 Billion.
(q)	Strike price is 1 Mexican Peso (MXN).

FORWARD FOREIGN CURRENCY CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	20,938,362	EUR	(2,151,607)	Bank of New York Mellon Corp.	9/27/19	$(26,670)
USD	665,375	MXN	(12,861,707)	Bank of New York Mellon Corp.	10/29/19	3,383
EUR	175,000	USD	(196,981)	JPMorgan Chase Bank NA	8/28/19	(2,557)
EUR	4,954,652	USD	(5,547,365)	JPMorgan Chase Bank NA	9/26/19	(29,800)
USD	6,108,186	EUR	(5,348,093)	JPMorgan Chase Bank NA	8/28/19	166,488
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$110,844

SWAP CONTRACTS

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Obligation Reference/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid	Unrealized (Depreciation)	Market Value
4,105,950	Markit CDX North America High Yield Index Series 25	Receive	5.00%	12/20/20	$227,698	$(41,217)	$186,481
3,111,400	Markit CDX North America High Yield Index Series 26	Receive	5.00%	6/20/21	217,084	(36,441)	180,643
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION					$444,782	$(77,658)	$367,124

OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Counterparty	Obligation Reference/ Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation	Market Value
690,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	$(77,625)	$45,659	$(31,966)
415,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	(50,838)	31,611	(19,227)
650,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	(79,625)	49,512	(30,113)
TOTAL OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION						$(208,088)	$126,782	$(81,306)
TOTAL SWAP CONTRACTS						$236,694	$49,124	$285,818

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives quarterly.

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

ARS	-	Argentine Peso
DOP	-	Dominican Republic peso
EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
UYU	-	Uruguayan Peso

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of July 31, 2019, in valuing the Fund's investments:

	Level 1	Level 2		Level 3	Total
Common Stocks
Oil, Gas & Consumable Fuels	$629,115	$–		$860,272	$1,489,387
Paper & Forest Products	–	27,569		–	27,569
All Other Common Stocks	59,669	–		–	59,669
Convertible Preferred Stocks	2,135,247	–		–	2,135,247
Asset Backed Security	–	465,257		–	465,257
Collateralized Mortgage Obligations	–	3,002,278		–	3,002,278
Convertible Corporate Bonds	–	4,833,351		–	4,833,351
Corporate Bonds	–	240,701,031		–	240,701,031
Foreign Government Bonds	–	28,746,108		–	28,746,108
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil - U.S.	–	–		236,365	236,365
Multiperil - Worldwide	–	–		1,741,736	1,741,736
Windstorm - Florida	–	–		278,799	278,799
Windstorm - U.S. Regional	–	–		7,350	7,350
Industry Loss Warranties
Multiperil - U.S.	–	–		477,640	477,640
Reinsurance Sidecars
Multiperil - U.S.	–	–		1,213,631	1,213,631
Multiperil - Worldwide	–	–		4,748,598	4,748,598
All Other Insurance-Linked Securities	–	4,346,565		–	4,346,565
Senior Secured Floating Rate Loan Interests	–	9,786,588		–	9,786,588
Supranational Bond	–	827,111		–	827,111
U.S. Government and Agency Obligations	–	17,982,151		–	17,982,151
Rights/Warrants	–	4,050		–	4,050
Over The Counter (OTC) Call Option Purchased	–	–	*	–	–	*
Over The Counter (OTC) Currency Put Option Purchased	–	373,502		–	373,502
Repurchase Agreements	–	2,000,000		–	2,000,000
Total Investments in Securities	$2,824,031	$313,095,561		$9,564,391	$325,483,983
Other Financial Instruments
Over The Counter (OTC) Currency Call Option Written	$–	$(41,449)		$–	$(41,449)
Net unrealized appreciation on forward foreign currency contracts	–	110,844		–	110,844
Swap contracts, at value	–	285,818		–	285,818
Total Other Financial Instruments	$–	$355,213		$–	$355,213

* Security valued at $0.

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Common Stocks	Insurance-Linked Securities	Total
Balance as of 10/31/18	$1,233,056	$13,830,093	$15,063,149
Realized gain (loss)	--	(99,302)	(99,302)
Change in unrealized appreciation (depreciation)	(372,784)	(949,935)	(1,322,719)
Accrued discounts/premiums	--	(63)	(63)
Purchases	--	5,431,254	5,431,254
Sales	--	(9,507,928)	(9,507,928)
Transfers in to Level 3*	--	--	–
Transfers out of Level 3*	--	--	–
Balance as of 7/31/19	$860,272	$8,704,119	$9,564,391

*	Transfers are calculated on the beginning of period values. For the nine months ended July 31, 2019, there were no transfersbetween Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at July 31, 2019: $(1,202,266).